Regional Opportunity Fund [logo]
                        --------------------------------
                             Ohio, Indiana, Kentucky


October 2, 2001


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:      Dunhill Investment Trust
         File No. 333-48753

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Dunhill Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,
DUNHILL INVESTMENT TRUST

/s/ Jasen M. Sneling

Jasen M. Snelling
President

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Shareholder Services:                     877-624-6465                          Fund Advisor:
Dunhill Fund Management                   Shareholder Services,                 CityFund Advisory, Inc.
700 W. Pete Rose Way,                     Fund Advisor                          P.O. Box 54944
Suite 127                                 and 24-hour NAV update                Cincinnati, Ohio 45254-0944
Cincinnati, Ohio 45203
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